AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 29.4%
Information Technology – 6.3%
Communications Equipment – 0.2%
Cisco Systems, Inc.	4,473	$344,153
GCI Liberty, Inc.(a) (b) (c) (d)	2,664	0
Motorola Solutions, Inc.	1,373	507,571
Telefonaktiebolaget LM Ericsson - Class B	17,480	168,674

		1,020,398

Electronic Equipment, Instruments & Components – 0.1%
Celestica, Inc.(d)	1,025	352,151
TE Connectivity PLC	81	18,318

		370,469

IT Services – 0.2%
Amdocs Ltd.	2,076	158,772
Nomura Research Institute Ltd.	8,000	319,552
Obic Co., Ltd.	8,100	260,585
VeriSign, Inc.	1,311	330,359

		1,069,268

Semiconductors & Semiconductor Equipment – 2.4%
Analog Devices, Inc.	1,165	309,121
ASML Holding NV	310	327,872
Broadcom, Inc.	5,007	2,017,621
KLA Corp.	348	409,064
Lam Research Corp.	2,771	432,276
Micron Technology, Inc.	2,005	474,142
Monolithic Power Systems, Inc.	323	299,799
NVIDIA Corp.	23,904	4,231,008
Qorvo, Inc.(d)	8,122	697,599
Taiwan Semiconductor Manufacturing Co., Ltd.	15,400	710,038
Teradyne, Inc.	1,117	203,171
Veeco Instruments, Inc.(d)	1,923	56,209

		10,167,920

Software – 2.3%
Adobe, Inc.(d)	1,147	367,189
AppLovin Corp. - Class A(d)	72	43,163
Autodesk, Inc.(d)	1,182	358,548
Constellation Software, Inc./Canada	121	292,856
CyberArk Software Ltd.(d)	3,139	1,439,514
Docusign, Inc.(d)	3,542	245,638
Intuit, Inc.	738	467,951
Manhattan Associates, Inc.(d)	1,793	316,375
Microsoft Corp.	8,653	4,257,362
Nice Ltd.(d)	2,060	215,573
Oracle Corp.	1,922	388,148
PROS Holdings, Inc.(d)	18,707	434,751
SAP SE	1,471	355,114
ServiceNow, Inc.(d)	467	379,395
Zoom Communications, Inc.(d)	3,999	339,755

		9,901,332

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	15,911	$4,436,782
Logitech International SA (REG)	2,706	305,339

		4,742,121

		27,271,508

Financials – 5.7%
Banks – 2.6%
AIB Group PLC	32,620	335,641
Banco Bilbao Vizcaya Argentaria SA	18,050	390,126
Bank of America Corp.	5,275	283,004
Barclays PLC	56,070	318,074
BNP Paribas SA	4,095	350,035
Cadence Bank	38,687	1,541,290
Citigroup, Inc.	4,197	434,809
Comerica, Inc.	19,390	1,558,568
Credit Agricole SA	17,485	335,177
Dogwood State Bank(d)	4,169	95,262
First Citizens BancShares, Inc./NC - Class A	33	61,970
ING Groep NV	14,014	363,369
Japan Post Bank Co., Ltd.	8,400	101,089
JPMorgan Chase & Co.	2,403	752,331
KBC Group NV	2,033	250,267
MidWestOne Financial Group, Inc.	2,616	103,515
Mitsubishi UFJ Financial Group, Inc.	20,300	318,294
NatWest Group PLC	91,229	761,441
Nordea Bank Abp (Helsinki)	20,014	354,160
Nordea Bank Abp (Stockholm)	11,353	200,912
Oversea-Chinese Banking Corp., Ltd.	41,800	597,165
Royal Bank of Canada	1,708	264,172
Sumitomo Mitsui Financial Group, Inc.	10,200	308,637
Toronto-Dominion Bank (The)	7,725	650,361
UniCredit SpA	4,088	304,322
US Bancorp	5,487	269,137

		11,303,128

Capital Markets – 0.9%
Ameriprise Financial, Inc.	725	330,411
Cboe Global Markets, Inc.	911	235,193
Charles Schwab Corp. (The)	4,323	400,872
Daiwa Securities Group, Inc.(e)	39,100	324,369
Euronext NV(f)	940	144,042
Forge Global Holdings, Inc.(d)	11,591	514,177
Goldman Sachs Group, Inc. (The)	571	471,669
Hong Kong Exchanges & Clearing Ltd. - Class H	6,400	340,355
London Stock Exchange Group PLC	1,853	218,270
Morgan Stanley	651	110,449
MSCI, Inc.	195	109,925
Raymond James Financial, Inc.	251	39,291
S&P Global, Inc.	721	359,656
Singapore Exchange Ltd.	9,400	122,573

		3,721,252

Consumer Finance – 0.1%
Ally Financial, Inc.	7,899	326,229

Company	Shares	U.S. $ Value

Financial Services – 1.0%
Banca Mediolanum SpA	10,242	$219,464
Berkshire Hathaway, Inc. - Class B(d)	334	171,613
Cantaloupe, Inc.(d)	74,997	800,218
Curo Group Holdings LLC(a) (c) (d)	7,850	60,838
ECN Capital Corp.	122,182	267,542
Global Payments, Inc.	4,219	319,631
International Money Express, Inc.(d)	39,066	595,366
Mastercard, Inc. - Class A	1,790	985,449
Visa, Inc. - Class A	2,192	733,092

		4,153,213

Insurance – 1.1%
Aegon Ltd.(e)	40,124	324,483
Allstate Corp. (The)	562	119,695
Arch Capital Group Ltd.	3,302	310,124
Aspen Insurance Holdings Ltd. - Class A(d) (e)	3,433	127,193
AXA SA	9,643	435,649
Brighthouse Financial, Inc.(d)	13,315	872,798
Hannover Rueck SE	412	123,874
Hanover Insurance Group, Inc. (The)	775	143,801
Japan Post Holdings Co., Ltd.	33,200	326,121
Marsh & McLennan Cos., Inc.	1,160	212,802
Medibank Pvt. Ltd.	64,359	200,141
ProAssurance Corp.(d)	50,217	1,209,225
Prudential Financial, Inc.	595	64,409
Tryg A/S	16,985	420,732
Unipol Assicurazioni SpA	2,812	64,582

		4,955,629

		24,459,451

Health Care – 4.1%
Biotechnology – 2.0%
AbbVie, Inc.	2,254	513,236
Akero Therapeutics, Inc.(d)	4,711	256,090
Astria Therapeutics, Inc.(d)	50,631	640,482
Avidity Biosciences, Inc.(d)	19,387	1,390,048
Biogen, Inc.(d)	1,412	257,111
Cidara Therapeutics, Inc.(d)	3,556	781,893
Contra Blueprint Medicines Corp.(a) (c) (d)	6,638	3,054
Exact Sciences Corp.(d)	11,542	1,169,089
Genmab A/S(d)	461	148,112
Gilead Sciences, Inc.	6,727	846,526
Merus NV(d)	15,059	1,447,772
Natera, Inc.(d)	1,087	259,587
Neurocrine Biosciences, Inc.(d)	1,562	237,674
Regeneron Pharmaceuticals, Inc.	376	293,351
United Therapeutics Corp.(d)	493	239,598

		8,483,623

Health Care Equipment & Supplies – 0.5%
Edwards Lifesciences Corp.(d)	2,665	230,975
Hologic, Inc.(d)	7,836	587,465
IDEXX Laboratories, Inc.(d)	495	372,676
Medtronic PLC	3,513	370,024

Company	Shares	U.S. $ Value

Solventum Corp.(d)	4,384	$373,780
STAAR Surgical Co.(d)	4,092	108,602

		2,043,522

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	1,704	361,691
Cencora, Inc.	989	364,872
Cross Country Healthcare, Inc.(d)	35,617	365,430
McKesson Corp.	1,271	1,119,903
UnitedHealth Group, Inc.	705	232,488
Universal Health Services, Inc. - Class B	1,420	345,955

		2,790,339

Life Sciences Tools & Services – 0.1%
Illumina, Inc.(d)	424	55,735
QIAGEN NV	6,820	325,549
Thermo Fisher Scientific, Inc.	275	162,478

		543,762

Pharmaceuticals – 0.9%
AstraZeneca PLC	1,554	288,126
Eli Lilly & Co.	877	943,187
GSK PLC	15,827	376,620
Haleon PLC	41,956	206,335
Ipsen SA	2,135	308,243
Johnson & Johnson	196	40,556
Merck & Co., Inc.	8,409	881,516
Novartis AG (REG)	2,168	282,837
Novo Nordisk A/S - Class B	2,550	126,283
Recordati Industria Chimica e Farmaceutica SpA(e)	2,353	139,145
Roche Holding AG	702	268,938
Zoetis, Inc.	1,225	157,021

		4,018,807

		17,880,053

Industrials – 3.8%
Aerospace & Defense – 0.5%
Airbus SE	342	80,436
BAE Systems PLC	11,191	243,723
HEICO Corp. - Class A	1,279	315,875
L3Harris Technologies, Inc.	480	133,771
MTU Aero Engines AG	781	319,552
Rolls-Royce Holdings PLC	22,264	314,240
Safran SA	1,847	620,891

		2,028,488

Building Products – 0.2%
AGC, Inc.	9,400	325,266
Allegion PLC	1,518	252,033
American Woodmark Corp.(d)	8,305	457,855

		1,035,154

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.2%
Steelcase, Inc. - Class A	45,737	$745,056
Veralto Corp.	3,033	307,000

		1,052,056

Construction & Engineering – 0.3%
EMCOR Group, Inc.	477	293,388
Stantec, Inc.	3,569	343,224
Taisei Corp.	3,600	307,898
Vinci SA	1,160	164,618

		1,109,128

Electrical Equipment – 0.6%
ABB Ltd. (REG)	8,192	589,527
AMETEK, Inc.	1,736	343,537
Prysmian SpA(e)	4,666	468,287
Rockwell Automation, Inc.	875	346,377
Schneider Electric SE	1,194	321,312
Vertiv Holdings Co. - Class A	2,027	364,313

		2,433,353

Ground Transportation – 0.3%
Norfolk Southern Corp.	4,915	1,435,622

Industrial Conglomerates – 0.1%
Jardine Matheson Holdings Ltd.	4,891	321,217

Machinery – 0.6%
Chart Industries, Inc.(d)	6,484	1,322,412
Hillenbrand, Inc.	10,679	340,019
REV Group, Inc.	15,087	803,684
Yangzijiang Shipbuilding Holdings Ltd.	41,000	106,213

		2,572,328

Passenger Airlines – 0.2%
International Consolidated Airlines Group SA(e)	62,088	326,567
Qantas Airways Ltd.	42,692	279,424
United Airlines Holdings, Inc.(d)	1,449	147,740

		753,731

Professional Services – 0.8%
Automatic Data Processing, Inc.	840	214,452
CSG Systems International, Inc.	5,589	440,246
Dayforce, Inc.(d)	14,734	1,018,119
Experian PLC	5,549	243,853
Heidrick & Struggles International, Inc.	27	1,589
Leidos Holdings, Inc.	2,322	443,734
RELX PLC	13,469	541,331
SS&C Technologies Holdings, Inc.	2,999	257,734
Wolters Kluwer NV	3,322	352,343

		3,513,401

		16,254,478

Communication Services – 3.0%
Diversified Telecommunication Services – 0.3%
Frontier Communications Parent, Inc.(d)	36,715	1,392,233
HKT Trust & HKT Ltd. - Class H	165,000	252,449

		1,644,682

Company	Shares	U.S. $ Value

Entertainment – 0.4%
Electronic Arts, Inc.	4,643	$938,025
Netflix, Inc.(d)	7,450	801,471

		1,739,496

Interactive Media & Services – 1.4%
Alphabet, Inc. - Class A	3,886	1,244,220
Alphabet, Inc. - Class C	9,299	2,976,796
Auto Trader Group PLC	12,502	105,723
LY Corp.	115,400	309,925
Meta Platforms, Inc. - Class A	2,089	1,353,568

		5,990,232

Media – 0.8%
Dentsu Group, Inc.(d)	8,500	193,127
Fox Corp. - Class B	5,338	310,992
Informa PLC	27,504	349,744
Integral Ad Science Holding Corp.(d)	16,224	166,783
Liberty Broadband Corp. - Class A(d)	3,620	167,642
New York Times Co. (The) - Class A	1,831	118,099
Omnicom Group, Inc.	18,261	1,307,853
TEGNA, Inc.	46,140	900,653

		3,514,893

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	151,200	216,325

		13,105,628

Consumer Discretionary – 2.0%
Automobile Components – 0.1%
Aptiv PLC(d)	3,819	296,163
Energy Technology(a) (c) (d)	13	4,394

		300,557

Automobiles – 0.2%
General Motors Co.	4,998	367,453
Isuzu Motors Ltd.	8,100	124,127
Tesla, Inc.(d)	1,279	550,187

		1,041,767

Broadline Retail – 0.5%
Amazon.com, Inc.(d)	9,135	2,130,465
Edcon Tranche D(a) (c) (d)	1,648	0
K2016470219 South Africa Ltd. - Class A(a) (c) (d)	465,862	0
K2016470219 South Africa Ltd. - Class B(a) (c) (d)	73,623	0
Sea Ltd. (ADR)(d)	1,991	276,769

		2,407,234

Diversified Consumer Services – 0.0%
Pearson PLC	16,115	212,992

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.5%
Amadeus IT Group SA	3,920	$288,487
Aristocrat Leisure Ltd.	6,443	246,255
Booking Holdings, Inc.	101	496,384
Compass Group PLC	14,514	456,352
Denny’s Corp.(d)	3,272	20,188
Expedia Group, Inc.	1,226	313,476
Yum! Brands, Inc.	1,492	228,589

		2,049,731

Household Durables – 0.1%
Sony Group Corp.	8,600	252,355

Specialty Retail – 0.4%
AutoZone, Inc.(d)	121	478,474
Ceconomy AG(d)	34,767	179,925
Home Depot, Inc. (The)	302	107,790
Industria de Diseno Textil SA(e)	6,927	388,641
ODP Corp. (The)(d)	9,021	252,317
TJX Cos., Inc. (The)	2,815	427,655

		1,834,802

Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.(d)	2,364	208,103
Hanesbrands, Inc.(d)	37,306	241,370
Tapestry, Inc.	2,201	240,525

		689,998

		8,789,436

Consumer Staples – 1.6%
Beverages – 0.2%
Coca-Cola Co. (The)	2,312	169,053
Monster Beverage Corp.(d)	4,906	367,901
PepsiCo, Inc.	3,058	454,847

		991,801

Consumer Staples Distribution & Retail – 0.2%
Koninklijke Ahold Delhaize NV	3,514	145,474
Sysco Corp.	2,663	202,921
Tesco PLC	90,959	542,447
Walmart, Inc.	354	39,120

		929,962

Food Products – 0.6%
JDE Peet’s NV	29,376	1,079,048
Kellanova	15,973	1,335,982

		2,415,030

Household Products – 0.1%
Colgate-Palmolive Co.	2,020	162,388
Southeastern Grocers, Inc.(a) (b) (c) (d)	8,714	349

		162,737

Company	Shares	U.S. $ Value

Personal Care Products – 0.3%
Kenvue, Inc.	82,875	$1,437,881

Tobacco – 0.2%
Altria Group, Inc.	6,478	382,267
Imperial Brands PLC	7,814	331,944
Philip Morris International, Inc.	1,665	262,204

		976,415

		6,913,826

Utilities – 1.1%
Electric Utilities – 0.7%
ALLETE, Inc.	15,281	1,033,301
American Electric Power Co., Inc.	3,738	462,652
Edison International	5,595	329,490
NextEra Energy, Inc.	2,077	179,225
NRG Energy, Inc.	629	106,609
TXNM Energy, Inc.	14,147	826,892

		2,938,169

Multi-Utilities – 0.4%
Ameren Corp.	1,883	200,257
Consolidated Edison, Inc.	3,399	341,123
National Grid PLC	17,464	265,349
Northwestern Energy Group, Inc.	15,479	1,069,444

		1,876,173

		4,814,342

Materials – 1.0%
Chemicals – 0.4%
CF Industries Holdings, Inc.	3,832	301,578
Covestro AG(d)	12,852	923,277
Mitsubishi Chemical Group Corp.	33,700	190,363
Sumitomo Chemical Co., Ltd.	107,600	329,143

		1,744,361

Construction Materials – 0.1%
Holcim AG(d)	3,712	348,223

Containers & Packaging – 0.1%
Crown Holdings, Inc.	3,229	312,664

Metals & Mining – 0.4%
Agnico Eagle Mines Ltd.	413	72,049
Evolution Mining Ltd.	14,233	110,822
Fresnillo PLC	2,351	81,977
Lundin Gold, Inc.	4,040	340,471
Lundin Mining Corp.	5,549	103,678
New Gold, Inc.(d)	66,360	554,106
Newmont Corp.	4,062	368,545
Olympic Steel, Inc.	1,451	56,429

		1,688,077

		4,093,325

Company	Shares		U.S. $ Value

Energy – 0.4%
Energy Equipment & Services – 0.0%
Artsonig Equity(a) (c) (d)		51,133	$0
CHC Group LLC(a) (c) (d)		1,138	1

			1

Oil, Gas & Consumable Fuels – 0.4%
BP PLC		61,826	371,305
ENEOS Holdings, Inc.		50,200	330,833
Exxon Mobil Corp.		561	65,031
Idemitsu Kosan Co., Ltd.		44,900	332,660
Inpex Corp.		3,400	72,522
Shell PLC		11,808	433,955
TotalEnergies SE		2,157	141,902
Valero Energy Corp.		356	62,927

			1,811,135

			1,811,136

Real Estate – 0.4%
Office REITs – 0.0%
Paramount Group, Inc.(d)		18,392	121,203

Real Estate Management & Development – 0.3%
Anywhere Real Estate, Inc.(d)		60,826	866,771
CBRE Group, Inc. - Class A(d)		2,154	348,582

			1,215,353

Specialized REITs – 0.1%
VICI Properties, Inc.		10,543	303,849

			1,640,405

Total Common Stocks (cost $100,423,935)			127,033,588

INVESTMENT COMPANIES – 25.0%
Funds and Investment Trusts – 25.0%(g)
iShares Core International Aggregate Bond ETF		585,171	30,288,451
iShares Core MSCI EAFE ETF		415,993	36,956,818
iShares Core MSCI Emerging Markets ETF		407,352	27,333,319
iShares Core S&P 500 ETF		19,126	13,137,267

Total Investment Companies (cost $94,506,508)			107,715,855

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 14.1%
Australia – 0.2%
Australia Government Bond Series 169 4.75%, 06/21/2054(f)	AUD	1,515	939,054

	Principal Amount (000)		U.S. $ Value

Austria – 0.2%
Republic of Austria Government Bond 0.00%, 02/20/2031(f)	EUR	1,039	$1,058,231

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 104 3.45%, 06/22/2042(f)		527	586,118

Canada – 1.0%
Canadian Government Bond 2.75%, 03/01/2030	CAD	3,123	2,241,801
2.75%, 12/01/2055		3,168	1,919,241

			4,161,042

Finland – 0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(f)	EUR	378	405,339

France – 0.7%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(f)		535	636,041
3.50%, 11/25/2035(f)		2,076	2,427,145

			3,063,186

Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2054(f)		107	105,432
2.60%, 05/15/2041(f)		1,166	1,273,779
3.25%, 07/04/2042(f)		925	1,092,566
Series TWIN 0.00%, 08/15/2050(f)		101	52,111

			2,523,888

Hungary – 0.5%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	667,940	2,027,571

Italy – 0.5%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(f)	EUR	1,178	1,468,657
Series 13Y 4.05%, 10/30/2037(f)		725	881,188

			2,349,845

Japan – 3.3%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	682,400	4,288,716

	Principal Amount (000)		U.S. $ Value

Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051	JPY	161,700	$852,914
Series 16 1.30%, 03/20/2063		58,600	206,031
Japan Government Ten Year Bond Series 379 1.50%, 06/20/2035		22,650	141,541
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		329,350	1,519,558
Series 88 3.20%, 09/20/2055		118,850	744,729
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		331,000	1,772,319
Japan Government Two Year Bond Series 469 0.70%, 02/01/2027		714,200	4,565,247

			14,091,055

Malaysia – 0.1%
Malaysia Government Bond Series 0318 4.642%, 11/07/2033	MYR	2,573	671,094

Mexico – 0.9%
Mexican Bonos
Series M 8.00%, 02/21/2036	MXN	19,843	1,017,237
8.00%, 07/31/2053		19,845	942,792
8.50%, 02/28/2030		36,271	2,001,733

			3,961,762

Poland – 0.1%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	896	242,842

South Korea – 0.5%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	3,022,030	1,992,256

Spain – 0.8%
Spain Government Bond
3.20%, 10/31/2035(f)	EUR	2,665	3,101,981
3.50%, 01/31/2041(f)		400	457,767

			3,559,748

Thailand – 0.2%
Thailand Government Bond 2.41%, 03/17/2035	THB	21,146	696,120

United Kingdom – 1.7%
United Kingdom Gilt
1.50%, 07/31/2053(f)	GBP	281	171,178
3.50%, 01/22/2045(f)		92	97,935
4.00%, 10/22/2031(f)		2,597	3,429,682

	Principal Amount (000)		U.S. $ Value

4.25%, 12/07/2040(f)	GBP	991	$1,223,372
4.375%, 03/07/2030(f)		315	424,738
4.375%, 01/31/2040(f)		520	654,927
4.75%, 12/07/2030(f)		155	213,625
4.75%, 10/22/2043(f)		868	1,106,896

			7,322,353

United States – 2.6%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	7,479	4,785,583
2.00%, 08/15/2051		934	552,903
2.50%, 02/15/2045		135	97,791
2.50%, 02/15/2046		521	371,619
4.75%, 08/15/2055		232	235,213
U.S. Treasury Notes 1.25%, 05/31/2028		1,258	1,190,832
3.50%, 01/31/2030		802	800,331
3.625%, 10/31/2030		1,834	1,835,863
3.75%, 04/30/2027		548	549,671
4.00%, 07/31/2032		631	639,676

			11,059,482

Total Governments - Treasuries (cost $60,844,508)			60,710,986

CORPORATES - INVESTMENT GRADE – 9.5%
Financial Institutions – 4.7%
Banking – 3.9%
ABN AMRO Bank NV Series E 5.125%, 02/22/2033(f)	EUR	200	241,838
5.50%, 09/21/2033(f)		200	246,092
AIB Group PLC 5.871%, 03/28/2035(f)	U.S.$	269	285,643
6.608%, 09/13/2029(f)		200	212,788
Ally Financial, Inc. 5.543%, 01/17/2031		96	98,028
6.848%, 01/03/2030		39	41,228
American Express Co. 3.433%, 05/20/2032	EUR	182	213,249
Australia & New Zealand Banking Group Ltd. 5.731%, 09/18/2034(f)	U.S.$	273	283,060
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028		200	206,804
7.883%, 11/15/2034		200	234,514
Banco de Sabadell SA Series E 3.375%, 03/10/2032(f)	EUR	300	348,648
Banco Santander SA 4.175%, 03/24/2028	U.S.$	200	199,818
5.796%, 01/23/2029(f)	AUD	320	214,885
Series E 5.75%, 08/23/2033(f)	EUR	200	246,252

	Principal Amount (000)		U.S. $ Value

Bank of America Corp. Series E 3.261%, 01/28/2031(f)	EUR	200	$234,251
Bank of Ireland Group PLC Series E 4.625%, 11/13/2029(f)		451	550,316
Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(f)		200	213,792
3.875%, 06/16/2032(f)		200	234,996
Barclays PLC 4.476%, 11/11/2029	U.S.$	200	201,176
5.088%, 06/20/2030		202	205,537
Series E 8.407%, 11/14/2032(f)	GBP	141	198,787
BNP Paribas SA 2.159%, 09/15/2029(f)	U.S.$	304	286,815
3.052%, 01/13/2031(f)		200	189,372
BPCE SA 2.277%, 01/20/2032(f)		329	292,557
3.116%, 10/19/2032(f)		250	224,930
CaixaBank SA 4.885%, 07/03/2031(f)		421	428,380
Citigroup, Inc. 2.928%, 10/22/2030	EUR	100	115,696
4.542%, 09/19/2030	U.S.$	205	207,032
5.592%, 11/19/2034		404	415,894
Cooperatieve Rabobank UA 4.99%, 05/27/2031(f)		414	424,536
Credit Agricole SA 5.222%, 05/27/2031(f)		274	282,395
6.064%, 01/16/2035(f)	AUD	200	132,446
Danske Bank A/S 4.613%, 10/02/2030(f)	U.S.$	206	207,930
Series E 4.75%, 06/21/2030(f)	EUR	177	217,908
Deutsche Bank AG/New York NY 3.547%, 09/18/2031(e)	U.S.$	200	190,570
3.729%, 01/14/2032		231	218,953
HSBC Holdings PLC 5.13%, 03/03/2031		288	295,963
6.364%, 11/16/2032(f)	EUR	223	275,099
ING Groep NV Series E 4.375%, 08/15/2034(f)		200	239,148
4.875%, 10/02/2029(f)	GBP	100	133,962
Intesa Sanpaolo SpA 3.875%, 07/14/2027(f)	U.S.$	416	414,182
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(f)	EUR	470	579,837
KBC Group NV Series E 4.875%, 04/25/2033(f)		300	361,984

	Principal Amount (000)		U.S. $ Value

Lloyds Banking Group PLC 5.802%, 03/17/2029	AUD	100	$66,790
Series E 4.75%, 09/21/2031(f)	EUR	341	423,551
Mizuho Financial Group, Inc. 3.153%, 07/16/2030	U.S.$	512	493,312
Morgan Stanley 3.521%, 05/22/2031	EUR	355	418,503
5.192%, 04/17/2031	U.S.$	135	139,824
NatWest Group PLC 3.032%, 11/28/2035 239			220,473
Series E 0.78%, 02/26/2030(f)	EUR	100	108,446
Santander UK Group Holdings PLC 6.534%, 01/10/2029	U.S.$	200	209,182
Series E 2.421%, 01/17/2029(f)	GBP	100	126,924
Societe Generale SA 5.512%, 05/22/2031(f)	U.S.$	411	425,258
Standard Chartered PLC 3.265%, 02/18/2036(f)		233	216,583
4.874%, 05/10/2031(f)	EUR	275	341,376
Svenska Handelsbanken AB 5.00%, 03/02/2028(f)	AUD	200	132,414
Series E 4.625%, 08/23/2032(f)	GBP	161	213,401
Swedbank AB Series G 3.625%, 08/23/2032(f)	EUR	303	355,967
Synchrony Financial 5.935%, 08/02/2030	U.S.$	137	142,359
Toronto-Dominion Bank (The) 5.248%, 07/23/2029(f)	AUD	250	165,334
UBS Group AG 2.875%, 04/02/2032(f)	EUR	125	142,353
7.75%, 03/01/2029(f)		318	408,551
UniCredit SpA 1.982%, 06/03/2027(f)	U.S.$	200	197,712
5.861%, 06/19/2032(f)		275	279,548
Visa, Inc. 2.25%, 05/15/2028	EUR	163	187,951
Wells Fargo & Co. Series E 1.741%, 05/04/2030(f)		336	375,000

			16,838,103

Brokerage – 0.1%
Charles Schwab Corp. (The) 4.914%, 11/14/2036	U.S.$	355	355,700

Finance – 0.1%
Aviation Capital Group LLC 1.95%, 09/20/2026(f)		215	211,078
4.75%, 04/14/2027(f)		37	37,185

			248,263

	Principal Amount (000)		U.S. $ Value

Insurance – 0.1%
Athene Global Funding 2.673%, 06/07/2031(f)	U.S.$	17	$15,163
5.033%, 07/17/2030(f)		166	167,856
5.38%, 01/07/2030(e) (f)		54	55,205
5.526%, 07/11/2031(f)		316	324,403
Metropolitan Life Global Funding I 4.75%, 05/30/2030(f)	AUD	109	70,637

			633,264

REITs – 0.5%
AvalonBay Communities, Inc. 4.35%, 12/01/2030	U.S.$	194	194,966
Brixmor Operating Partnership LP 4.85%, 02/15/2033		127	127,365
Digital Dutch Finco BV 1.00%, 01/15/2032(f)	EUR	100	99,725
Digital Intrepid Holding BV 0.625%, 07/15/2031(f)		140	138,675
1.375%, 07/18/2032(f)		100	100,657
EPR Properties 3.75%, 08/15/2029	U.S.$	71	68,759
4.50%, 06/01/2027		234	234,042
Essential Properties LP 2.95%, 07/15/2031		381	348,207
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		217	210,295
Highwoods Realty LP 5.35%, 01/15/2033		96	96,400
Trust Fibra Uno 4.869%, 01/15/2030(f)		200	193,500
WEA Finance LLC 2.875%, 01/15/2027(f)		212	208,067

			2,020,658

			20,095,988

Industrial – 4.1%
Basic – 0.4%
Alpek SAB de CV 4.25%, 09/18/2029(f)		220	203,431
Amcor UK Finance PLC 3.20%, 11/17/2029	EUR	118	137,161
Celulosa Arauco y Constitucion SA 6.18%, 05/05/2032(e) (f)	U.S.$	200	206,626
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(f)	EUR	355	416,760
Nexa Resources SA 6.75%, 04/09/2034(e) (f)	U.S.$	200	212,416

	Principal Amount (000)		U.S. $ Value

Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(f)	U.S.$	400	$325,452
Smurfit Kappa Treasury ULC 3.489%, 11/24/2031	EUR	104	121,421

			1,623,267

Capital Goods – 0.2%
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	320	211,958
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	364	418,676

			630,634

Communications - Media – 0.2%
Grupo Televisa SAB 8.50%, 03/11/2032	U.S.$	175	193,267
Meta Platforms, Inc. 5.50%, 11/15/2045		129	128,947
5.625%, 11/15/2055		142	141,585
5.75%, 11/15/2065		162	161,125

			624,924

Communications - Telecommunications – 0.1%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	260	206,035
TELUS Corp. 4.95%, 02/18/2031		18	13,622
Series CAG 5.25%, 11/15/2032		277	212,576
Verizon Communications, Inc. 2.35%, 03/23/2028(f)	AUD	200	124,601
4.50%, 08/17/2027(f)		80	52,451

			609,285

Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 2.40%, 04/10/2028	U.S.$	16	15,360
4.20%, 10/27/2028		84	84,058
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	280	209,046
Hyundai Capital America 1.80%, 01/10/2028(f)	U.S.$	374	355,988
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	230	150,390

			814,842

Consumer Cyclical - Entertainment – 0.1%
CPUK Finance Ltd. 5.876%, 08/28/2027(f)	GBP	200	270,106

Consumer Cyclical - Other – 0.0%
Sekisui House US, Inc. 6.00%, 01/15/2043	U.S.$	197	184,762

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
AutoNation, Inc. 4.45%, 01/15/2029	U.S.$	90	$90,261

Consumer Non-Cyclical – 0.8%
Adventist Health System/West Series 2025 4.742%, 12/01/2030		285	288,300
Altria Group, Inc. 3.125%, 06/15/2031	EUR	227	261,055
5.25%, 08/06/2035	U.S.$	154	156,772
Ascension Health Series 2025 4.294%, 11/15/2030		127	127,922
BAT International Finance PLC Series E 4.125%, 04/12/2032(f)	EUR	154	184,408
BMS Ireland Capital Funding DAC 3.363%, 11/10/2033		120	139,337
CommonSpirit Health 4.352%, 09/01/2030	U.S.$	81	81,117
5.318%, 12/01/2034		337	346,945
CVS Health Corp. 1.75%, 08/21/2030		164	145,768
General Mills, Inc. 3.60%, 04/17/2032	EUR	362	423,441
Imperial Brands Finance PLC 4.50%, 06/30/2028(f)	U.S.$	200	201,802
5.875%, 07/01/2034(f)		267	279,819
Loblaw Cos. Ltd. 6.54%, 02/17/2033(f)	CAD	165	135,618
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	305	360,235
Philip Morris International, Inc. 0.80%, 08/01/2031		350	354,959
Saputo, Inc. 3.879%, 07/02/2030	CAD	118	85,871

			3,573,369

Energy – 1.2%
BP Capital Markets PLC 3.625%, 03/22/2029(f) (h)	EUR	214	248,004
4.751%, 08/28/2029(f)	AUD	250	163,907
Cenovus Energy, Inc. 4.65%, 03/20/2031	U.S.$	106	106,357
5.40%, 03/20/2036(e)		109	110,130
Continental Resources, Inc./OK 2.875%, 04/01/2032(f)		176	153,840
5.75%, 01/15/2031(f)		198	204,077
Devon Energy Corp. 7.95%, 04/15/2032		139	161,834
Enbridge, Inc. 6.10%, 11/09/2032	CAD	171	137,510
Eni SpA 5.75%, 05/19/2035(f)	U.S.$	343	359,804

	Principal Amount (000)		U.S. $ Value

Series E 4.25%, 05/19/2033(f)	EUR	100	$121,454
EOG Resources, Inc. 4.40%, 01/15/2031	U.S.$	191	192,014
EQT Corp. 7.50%, 06/01/2030		317	349,737
ONEOK Partners LP 6.65%, 10/01/2036		314	344,439
Ovintiv, Inc. 7.20%, 11/01/2031		52	57,727
7.375%, 11/01/2031		321	358,952
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		210	213,555
Raizen Fuels Finance SA 6.45%, 03/05/2034(f)		200	172,200
6.70%, 02/25/2037(e) (f)		200	167,000
Targa Resources Corp. 4.90%, 09/15/2030		68	69,324
5.65%, 02/15/2036		67	69,188
TotalEnergies SE Series NC7 1.625%, 10/25/2027(f) (h)	EUR	334	375,636
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(f)	U.S.$	300	304,500
Var Energi ASA 5.875%, 05/22/2030(f)		200	208,624
7.50%, 01/15/2028(f)		245	259,386
Wintershall Dea Finance BV 1.823%, 09/25/2031(f)	EUR	300	310,555

			5,219,754

Services – 0.2%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(f)	CNH	2,500	355,754
Booking Holdings, Inc. 3.625%, 11/07/2035	EUR	179	205,632
Global Payments, Inc. 4.50%, 11/15/2028	U.S.$	120	120,420
4.875%, 11/15/2030		170	170,546

			852,352

Technology – 0.5%
Alphabet, Inc. 2.50%, 05/06/2029	EUR	182	211,108
5.70%, 11/15/2075	U.S.$	142	145,904
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		397	361,464
Fiserv, Inc. 4.50%, 05/24/2031	EUR	110	133,030
5.625%, 08/21/2033	U.S.$	261	269,770
Foundry JV Holdco LLC 6.15%, 01/25/2032(f)		268	286,318
Honeywell International, Inc. 0.75%, 03/10/2032	EUR	226	226,255

	Principal Amount (000)		U.S. $ Value

3.75%, 05/17/2032	EUR	159	$189,010
Oracle Corp. 5.375%, 09/27/2054	U.S.$	119	101,796
5.95%, 09/26/2055		345	322,109

			2,246,764

Transportation - Airlines – 0.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(f)		41	41,217
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(f)		270	271,790
Southwest Airlines Co. 4.375%, 11/15/2028		102	101,961

			414,968

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(f)		195	188,335

Transportation - Services – 0.1%
FedEx Corp. 3.50%, 07/30/2032	EUR	136	157,812
Heathrow Funding Ltd. 6.45%, 12/10/2033(f)	GBP	192	273,735
Series E 3.875%, 01/16/2038(f)	EUR	100	114,686

			546,233

			17,889,856

Utility – 0.7%
Electric – 0.4%
CenterPoint Energy Houston Electric LLC Series AQ 4.95%, 08/15/2035	U.S.$	168	170,231
E.ON International Finance BV Series E 6.25%, 06/03/2030(f)	GBP	101	143,135
EDP Servicios Financieros Espana SA Series E 3.50%, 07/21/2031(f)	EUR	299	352,433
Electricite de France SA Series MPLE 5.993%, 05/23/2030(f)	CAD	262	203,861
Enel Finance International NV 4.125%, 09/30/2028(f)	U.S.$	206	206,058
NextEra Energy Capital Holdings, Inc. 3.996%, 05/15/2056	EUR	123	142,570
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(f)	U.S.$	209	210,701
5.29%, 01/17/2034(f)		205	209,295
NRG Energy, Inc. 4.734%, 10/15/2030(f)		76	75,826

			1,714,110

	Principal Amount (000)		U.S. $ Value

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(f)	EUR	203	$238,236
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(f)	U.S.$	200	228,574
Naturgy Finance Iberia SA Series E 3.25%, 10/02/2030(f)	EUR	200	233,495

			700,305

Other Utility – 0.2%
Anglian Water Services Financing PLC Series G 5.875%, 06/20/2031(f)	GBP	150	205,687
Suez SACA Series E 4.50%, 11/13/2033(f)	EUR	200	244,013
4.625%, 11/03/2028(f)		100	121,513
Veolia Environnement SA Series E 1.625%, 09/21/2032(f)		200	208,141

			779,354

			3,193,769

Total Corporates - Investment Grade (cost $39,977,294)			41,179,613

MORTGAGE PASS-THROUGHS – 5.0%
Agency Fixed Rate 30-Year – 5.0%
Government National Mortgage Association Series 2025 2.50%, 12/01/2055, TBA	U.S.$	1,675	1,453,848
3.00%, 12/01/2055, TBA		1,919	1,731,548
4.00%, 12/01/2055, TBA		1,869	1,772,922
4.50%, 12/01/2055, TBA		1,521	1,488,079
5.00%, 12/01/2055, TBA		4,935	4,929,602
5.50%, 12/01/2055, TBA		5,822	5,880,912
Uniform Mortgage-Backed Security Series 2025 2.00%, 12/01/2055, TBA		1,398	1,138,059
2.50%, 12/01/2055, TBA		1,643	1,398,347
6.00%, 12/01/2055, TBA		1,355	1,387,334
6.50%, 12/01/2055, TBA		364	377,053

Total Mortgage Pass-Throughs (cost $21,485,532)			21,557,704

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Risk Share Floating Rate – 0.8%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.172% (CME Term SOFR + 1.10%), 01/25/2045(f) (i)		93	92,778

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 7.672% (CME Term SOFR + 3.60%), 07/25/2042(f) (i)	U.S.$	400	$415,538
Series 2023-R01, Class 1M1 6.472% (CME Term SOFR + 2.40%), 12/25/2042(f) (i)		296	302,035
Series 2024-R02, Class 1M2 5.872% (CME Term SOFR + 1.80%), 02/25/2044(f) (i)		262	263,427
Series 2025-R02, Class 1A1 5.072% (CME Term SOFR + 1.00%), 02/25/2045(f) (i)		103	102,963
Series 2025-R03, Class 2A1 5.522% (CME Term SOFR + 1.45%), 03/25/2045(f) (i)		211	212,125
Series 2025-R04, Class 1A1 5.072% (CME Term SOFR + 1.00%), 05/25/2045(f) (i)		68	68,351
Series 2025-R04, Class 1M1 5.272% (CME Term SOFR + 1.20%), 05/25/2045(f) (i)		112	113,392
Series 2025-R06, Class 1A1 4.972% (CME Term SOFR + 0.90%), 09/25/2045(f) (i)		145	144,978
Series 2025-R06, Class 1M1 5.022% (CME Term SOFR + 0.95%), 09/25/2045(f) (i)		198	197,931
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.572% (CME Term SOFR + 1.50%), 10/25/2041(f) (i)		178	178,301
Series 2021-DNA7, Class M2 5.872% (CME Term SOFR + 1.80%), 11/25/2041(f) (i)		400	402,474
Series 2022-DNA2, Class M1A 5.372% (CME Term SOFR + 1.30%), 02/25/2042(f) (i)		141	141,135
Series 2022-DNA6, Class M1A 6.222% (CME Term SOFR + 2.15%), 09/25/2042(f) (i)		82	82,830
Series 2023-DNA2, Class M1B 7.292% (CME Term SOFR + 3.25%), 04/25/2043(f) (i)		250	260,425
Series 2024-DNA3, Class M1 5.072% (CME Term SOFR + 1.00%), 10/25/2044(f) (i)		6	6,224
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-HQA2 Series 2023-HQA2, Class M1B 7.422% (CME Term SOFR + 3.35%), 06/25/2043(f) (i)		326	336,980

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.022% (CME Term SOFR + 0.95%), 01/25/2045(f) (i)	U.S.$	63	$62,724

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.172% (CME Term SOFR + 1.10%), 05/25/2045(f) (i)		51	51,023

			3,435,634

Non-Agency Fixed Rate – 0.3%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(f)		98	99,388
Series 2025-6, Class A1 5.515%, 04/25/2070(f)		145	145,683
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(f)		101	102,068
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(f)		155	155,687
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(f)		118	118,695
OBX Trust Series 2025-NQM7, Class A1 5.56%, 05/25/2055(f)		319	321,887
Series 2025-NQM8, Class A1 5.472%, 03/25/2065(f)		104	104,907
Series 2025-NQM10, Class A1 5.453%, 05/25/2065(f)		250	253,150
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(f)		125	125,297

			1,426,762

Non-Agency Floating Rate – 0.2%
Angel Oak Mortgage Trust Series 2025-10, Class A1 4.96%, 09/25/2070(f)		273	272,862
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(f)		135	135,727
Series 2025-NQM7, Class A1 0.00%, 07/25/2065(f)		142	143,855
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(f)		113	113,969

	Principal Amount (000)		U.S. $ Value

Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(f)	U.S.$	99	$99,201

			765,614

Total Collateralized Mortgage Obligations (cost $5,630,656)			5,628,010

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Floating Rate CMBS – 0.8%
ALA Trust Series 2025-OANA, Class A 5.702% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(f) (i)		222	222,566
BAMLL Trust Series 2025-ASHF, Class A 5.809% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(f) (i)		437	437,000
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.809% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(f) (i)		202	202,379
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 5.88% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(f) (i)		408	408,779
BX Commercial Mortgage Trust Series 2019-IMC, Class A 5.005% (CME Term SOFR 1 Month + 1.05%), 04/15/2034(f) (i)		190	189,024
Series 2024-AIR2, Class A 5.451% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(f) (i)		148	147,898
BX Trust Series 2025-GW, Class A 5.559% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(f) (i)		127	127,238
Extended Stay America Trust Series 2025-ESH, Class A 5.259% (CME Term SOFR 1 Month + 1.30%), 10/15/2042(f) (i)		210	210,328
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.352% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(f) (i)		207	207,183
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.60% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(f) (i)		304	304,094
KIND Trust Series 2021-KIND, Class A 5.03% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(f) (i)		99	98,559

	Principal Amount (000)		U.S. $ Value

ORL Trust Series 2024-GLKS, Class A 5.451% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(f) (i)	U.S.$	261	$260,783
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.402% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(f) (i)		387	383,428
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 5.65% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(f) (i)		132	132,435

			3,331,694

Non-Agency Fixed Rate CMBS – 0.2%
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.594%, 08/13/2041(f)		281	285,336
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.274%, 10/10/2041(f)		300	305,798
GFH Mortgage Trust Series 2025-IND, Class A 5.148%, 06/15/2033(f)		170	171,903
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(f)		210	211,001
WB Commercial Mortgage Trust Series 2024-HQ, Class A 6.134%, 03/15/2040(f)		192	192,103

			1,166,141

Total Commercial Mortgage-Backed Securities (cost $4,479,382)			4,497,835

COLLATERALIZED LOAN OBLIGATIONS – 1.0%
CLO - Floating Rate – 1.0%
AGL CLO 44 Ltd. Series 2025-44A, Class A 5.103% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(f) (i)		275	275,248
Apidos CLO XXXII Series 2019-32A, Class A1R 4.984% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(f) (i)		472	472,818
Chenango Park CLO Ltd. Series 2018-1A, Class BR 5.705% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(f) (i)		250	250,261
Clover CLO LLC Series 2021-3A, Class BR 5.308% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(f) (i)		256	255,757

	Principal Amount (000)		U.S. $ Value

Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.995% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(f) (i)	U.S.$	255	$254,744
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 5.089% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(f) (i)		150	150,041
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.964% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(f) (i)		250	249,749
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.332% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(f) (i)		250	250,074
OCP CLO Ltd. Series 2021-23A, Class BR 5.432% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(f) (i)		250	250,418
Pikes Peak CLO 6 Series 2020-6A, Class ARR 4.815% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(f) (i)		250	249,747
Regatta XX Funding Ltd. Series 2021-2A, Class AR 5.085% (CME Term SOFR 3 Month + 1.18%), 01/15/2038(f) (i)		300	300,109
Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 5.334% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(f) (i)		500	501,903
Voya CLO Ltd. Series 2013-2A, Class A1R 5.09% (CME Term SOFR 3 Month + 1.23%), 04/25/2031(f) (i)		40	39,636
Series 2018-1A, Class A1 5.096% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(f) (i)		110	109,546
Series 2018-2A, Class A2 5.416% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(f) (i)		500	499,912

Total Collateralized Loan Obligations (cost $4,108,282)			4,109,963

INFLATION-LINKED SECURITIES – 0.9%
United States – 0.9%
U.S. Treasury Inflation Index 1.625%, 04/15/2030 (TIPS) (cost $3,796,096)		3,770	3,814,259

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 0.8%
Other ABS - Fixed Rate – 0.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(f)	U.S.$	292	$293,625
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(f)		109	109,252
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(f)		390	390,567
BHG Securitization Trust Series 2025-1CON, Class A 4.82%, 04/17/2036(f)		136	137,211
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(f)		242	244,408
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(f)		96	95,951
Series 2024-1A, Class B 4.79%, 08/20/2032(f)		140	140,468
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(f)		141	142,942
DLLMT LLC Series 2024-1A, Class A2 5.08%, 02/22/2027(f)		164	164,860
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(f)		106	106,479
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(f)		105	105,342
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(f)		98	99,782
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(f)		178	179,085
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(f)		44	44,267
Series 2025-1A, Class B 5.20%, 07/20/2032(f)		72	73,330
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(f)		78	79,625

			2,407,194

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 0.2%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(f)	U.S.$	131	$133,386
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(f)		205	207,322
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(f)		163	163,642
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(f)		140	141,636
Tesla Auto Lease Trust Series 2024-B, Class B 5.11%, 08/21/2028(f)		203	204,493
Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(f)		197	198,909

			1,049,388

Other ABS - Floating Rate – 0.0%
Capital Street Master Trust Series 2024-1, Class A 5.492% (CME Term SOFR + 1.35%), 10/16/2028(f) (i)		100	99,611

Total Asset-Backed Securities (cost $3,530,646)			3,556,193

COVERED BONDS – 0.8%
France – 0.5%
BPCE SFH SA Series E 0.01%, 01/29/2029(f)	EUR	700	751,993
Caisse de Refinancement de l’Habitat SA Series E 2.75%, 09/06/2030(f)		200	232,513
Cie de Financement Foncier SA 2.625%, 03/05/2030(f)		300	347,513
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(f)		700	792,743

			2,124,762

Australia – 0.3%
National Australia Bank Ltd. Series E 0.875%, 02/19/2027(f)		522	595,981

	Principal Amount (000)		U.S. $ Value

Westpac Banking Corp. Series E 3.106%, 11/23/2027(f)	EUR	510	$601,206

			1,197,187

Total Covered Bonds (cost $3,089,412)			3,321,949

GOVERNMENTS - SOVEREIGN AGENCIES – 0.5%
Canada – 0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(f)	CAD	930	683,902
4.25%, 03/15/2034(f)		370	283,422

			967,324

France – 0.2%
SNCF Reseau Series E 3.125%, 10/25/2028(f)	EUR	700	823,227

Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(f)	U.S.$	275	278,220

Netherlands – 0.0%
BNG Bank NV 3.50%, 07/19/2027	AUD	294	190,611

Total Governments - Sovereign Agencies (cost $2,170,370)			2,259,382

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(f)	U.S.$	288	302,059
Chile Government International Bond 3.75%, 01/14/2032	EUR	181	214,171
4.125%, 07/05/2034		200	240,628

			756,858

Hungary – 0.1%
Hungary Government International Bond Series 10Y 5.375%, 09/12/2033(f)		224	280,192

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033	U.S.$	285	284,287

Romania – 0.1%
Romanian Government International Bond 5.75%, 09/16/2030(f)		328	336,215

	Principal Amount (000)		U.S. $ Value

Saudi Arabia – 0.1%
Saudi Government International Bond 3.375%, 03/05/2032(f)	EUR	222	$259,033
5.125%, 01/13/2028(f)	U.S.$	307	313,907

			572,940

Total Governments - Sovereign Bonds (cost $2,099,691)			2,230,492

SUPRANATIONALS – 0.5%
European Union Series UFA 3.375%, 10/05/2054(f)	EUR	830	866,631
4.00%, 04/04/2044(f)		866	1,044,374

Total Supranationals (cost $1,876,935)			1,911,005

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(f)		668	754,852
2.375%, 09/08/2027(f)		100	116,137

Total Local Governments - Regional Bonds (cost $803,450)			870,989

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California (State of California) Series 2010 7.60%, 11/01/2040 (cost $555,412)	USD	465	578,578

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.625%, 09/21/2035(f)		200	205,188

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(f)		255	262,809

Total Quasi-Sovereigns (cost $453,663)			467,997

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(f) (cost $415,006)		416	421,986

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Hydro Quebec Interest Strip Zero Coupon, 02/15/2042	CAD	144	50,516

	Principal Amount (000)		U.S. $ Value

Zero Coupon, 08/15/2042	CAD	144	$49,242
Zero Coupon, 02/15/2044		144	45,563
Zero Coupon, 08/15/2044		144	44,409
Province of Quebec Canada 4.40%, 12/01/2055		245	175,498

Total Local Governments - Provincial Bonds (cost $370,444)			365,228

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Curo SPV LLC 13.00%, 08/21/2027(a) (c)	U.S.$	257	254,544

Industrial – 0.0%
Basic – 0.0%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(a) (c) (d) (j) (k)		146	0

Communications - Media – 0.0%
National CineMedia, Inc. 5.75%, 08/15/2026(a) (b) (c) (d)		33	0
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		74	67,673
5.141%, 03/15/2052		33	24,763

			92,436

Consumer Cyclical - Automotive – 0.0%
Exide Technologies 11.00%, 10/31/2024(a) (b) (c) (d) (j) (k)		83	0

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a) (b) (c) (d) (j)		120	0

			92,436

Total Corporates - Non-Investment Grade (cost $360,686)			346,980

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Energy Technology 0.00%(a) (c) (d) (k) (cost $415,006)		117	128,700

RIGHTS – 0.0%
Consumer Staples – 0.0%
Consumer Staples Distribution & Retail – 0.0%
Walgreens Boots Alliance, Inc. (CVR)(a) (c) (d)		35,236	18,675

Health Care – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (CVR)(a) (c) (d)		30,997	310

Company	Shares		U.S. $ Value

Mirati Therapeutics, Inc. (CVR)(a) (c) (d)		25,914	$18,140

			18,450

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d)		3,960	9,999

			28,449

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (CVR)(a) (c) (d)		14,789	21,000

Total Rights (cost $61,854)			68,124

	Principal Amount (000)

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028(a) (c) (l) (cost $361,256)	RUB	23,770	0

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a) (c) (d) (j) (k)	U.S.$	40	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a) (c) (d) (j) (k)		28	0

Total Emerging Markets - Corporate Bonds (cost $68,616)			0

	Shares

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a) (c) (d) (e) (cost $0)		541	0

SHORT-TERM INVESTMENTS – 9.5%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.82%(g) (m) (n) (cost $20,370,784)		20,370,784	20,370,784

	Principal Amount (000)		U.S. $ Value

Treasury Bills – 4.8%
Japan – 4.8%
Japan Treasury Discount Bill Series 1331 Zero Coupon, 12/15/2025 (cost $22,182,118)	JPY	3,250,000	$20,802,455

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% (cost $394,110,520)			433,948,655

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
INVESTMENT COMPANIES – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.82%(g) (m) (n) (cost $1,190,726)		1,190,726	1,190,726

Total Investments – 100.8% (cost $395,301,246)(o)			435,139,381
Other assets less liabilities – (0.8)%			(3,452,476)

Net Assets – 100.0%			$431,686,905

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	30	December 2025	$2,080,958	$1,036
Australian 10 Yr Bond Futures	98	December 2025	7,175,466	(98,064)
Canadian 10 Yr Bond Futures	59	March 2026	5,190,497	26,187
Euro Buxl 30 Yr Bond Futures	27	December 2025	3,565,291	21,057
Euro-BOBL Futures	41	December 2025	5,611,394	7,795
Euro-BTP Futures	13	December 2025	1,830,812	42,674
Euro-Bund Futures	38	December 2025	5,682,744	5,787
Euro-OAT Futures	1	December 2025	142,549	1,577
Euro-Schatz Futures	38	December 2025	4,716,880	(4,454)
FTSE China A50 Futures	83	December 2025	1,250,478	16,634
FTSE KLCI Futures	16	December 2025	312,740	(1,124)
FTSE Taiwan Index Futures	14	December 2025	1,274,140	52,119
FTSE/JSE Top 40 Futures	25	December 2025	1,514,165	(21,250)
Gold 100 OZ Futures	13	February 2026	5,531,370	248,419
IFSC Nifty 50 Futures	44	December 2025	2,322,056	(2,816)
Japan 10 Yr Bond (OSE) Futures	6	December 2025	5,190,487	(59,082)
Long Gilt Futures	51	March 2026	6,182,448	59,631
Mini Japan 10 Yr Government Bond Futures	37	December 2025	3,199,379	(42,566)
MSCI Emerging Markets Index Futures	124	December 2025	8,541,120	27,974
S&P 500 E-Mini Futures	311	December 2025	106,665,225	2,979,153
S&P/TSX 60 Index Futures	25	December 2025	6,589,860	211,511
SET 50 Futures	726	December 2025	3,720,764	(92,932)
TOPIX Index Futures	3	December 2025	649,051	16,843

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
U.S. Long Bond (CBT) Futures	50	March 2026	$5,871,875	$29,316
U.S. T-Note 2 Yr (CBT) Futures	157	March 2026	32,790,922	6,962
U.S. T-Note 5 Yr (CBT) Futures	416	March 2026	45,662,500	169,452
U.S. T-Note 10 Yr (CBT) Futures	45	March 2026	5,100,469	(2,174)
U.S. Ultra Bond (CBT) Futures	33	March 2026	3,990,938	81
Sold Contracts
Canadian 10 Yr Bond Futures	30	March 2026	2,639,235	(15,289)
Euro Buxl 30 Yr Bond Futures	17	December 2025	2,244,813	(19,746)
Euro STOXX 50 Index Futures	81	December 2025	5,332,898	(77,860)
Euro-Bund Futures	24	December 2025	3,589,102	(15,339)
FTSE 100 Index Futures	62	December 2025	7,998,486	(2,375)
Hang Seng Index Futures	5	December 2025	831,498	410
Japan 10 Yr Bond (OSE) Futures	25	December 2025	21,627,028	207,330
Long Gilt Futures	9	March 2026	1,091,020	(10,349)
MSCI Singapore ETS Index Futures	76	December 2025	2,599,020	(10,856)
OMXS 30 Index Futures	86	December 2025	2,545,071	(108,668)
SPI 200 Futures	2	December 2025	282,501	(964)
U.S. 10 Yr Ultra Futures	45	March 2026	5,229,141	(17,292)
WIG 20 Index Futures	78	December 2025	1,287,550	(59,166)

				$3,469,582

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	1,705	GBP	1,266	12/05/2025	$(29,435)
Bank of America NA	BRL	2,222	USD	417	12/02/2025	316
Bank of America NA	USD	414	BRL	2,222	12/02/2025	2,740
Bank of America NA	GBP	15,139	USD	20,692	12/05/2025	653,406
Bank of America NA	USD	2,619	GBP	1,916	12/05/2025	(82,697)
Bank of America NA	CLP	2,346,522	USD	2,494	01/09/2026	(35,454)
Bank of America NA	KRW	2,383,913	USD	1,706	01/09/2026	78,652
Bank of America NA	PEN	589	USD	175	01/09/2026	35
Bank of America NA	PEN	2,259	USD	670	01/09/2026	(1,199)
Bank of America NA	USD	4,422	KRW	6,177,673	01/09/2026	(203,819)
Bank of America NA	IDR	4,788,666	USD	288	01/23/2026	320
Bank of America NA	JPY	2,128,129	USD	14,120	01/23/2026	425,931
Bank of America NA	AUD	4,095	USD	2,661	01/28/2026	(22,574)
Bank of America NA	NZD	1,432	USD	814	01/28/2026	(9,904)
Bank of America NA	USD	4,050	AUD	6,231	01/28/2026	34,352
Bank of America NA	CHF	12,014	USD	15,090	01/29/2026	29,816
Bank of America NA	TWD	33,881	USD	1,098	02/12/2026	15,497
Bank of New York (The)	NOK	13,536	USD	1,339	02/13/2026	1,836
Barclays Capital, Inc.	GBP	1,023	USD	1,348	12/05/2025	(6,279)
Barclays Capital, Inc.	ZAR	33,300	USD	1,924	12/19/2025	(19,372)
Barclays Capital, Inc.	KRW	1,728,594	USD	1,216	01/09/2026	35,428
Barclays Capital, Inc.	IDR	13,143,592	USD	788	01/23/2026	(1,404)
Barclays Capital, Inc.	USD	1,799	CAD	2,515	02/05/2026	6,900
Barclays Capital, Inc.	USD	580	MYR	2,385	02/12/2026	(1,549)
BNP Paribas SA	CAD	2,107	USD	1,500	02/05/2026	(12,278)
Citibank NA	JPY	3,250,000	USD	22,284	12/17/2025	1,446,322
Citibank NA	MXN	13,442	USD	724	12/22/2025	(8,639)
Citibank NA	KRW	680,115	USD	477	01/09/2026	12,718
Citibank NA	NZD	4,774	USD	2,708	01/28/2026	(38,726)
Citibank NA	USD	3,559	TWD	109,594	02/12/2026	(56,932)
Deutsche Bank AG	ZAR	8,835	USD	506	12/19/2025	(10,031)
Deutsche Bank AG	COP	2,627,279	USD	685	01/09/2026	(10,942)
Deutsche Bank AG	PEN	5,310	USD	1,566	01/09/2026	(11,564)
Deutsche Bank AG	JPY	619,267	USD	3,969	01/23/2026	(15,857)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	GBP	692	USD	928	12/05/2025	$12,493
Goldman Sachs Bank USA	USD	1,683	GBP	1,284	12/05/2025	16,472
Goldman Sachs Bank USA	EUR	10,257	USD	12,037	12/10/2025	130,085
Goldman Sachs Bank USA	USD	521	ZAR	9,021	12/19/2025	5,975
Goldman Sachs Bank USA	USD	670	MXN	12,436	12/22/2025	8,559
Goldman Sachs Bank USA	USD	211	COP	804,913	01/09/2026	2,811
Goldman Sachs Bank USA	USD	460	KRW	650,265	01/09/2026	(15,947)
Goldman Sachs Bank USA	HUF	674,850	USD	2,027	01/22/2026	(19,597)
Goldman Sachs Bank USA	USD	2,427	HUF	808,136	01/22/2026	23,467
Goldman Sachs Bank USA	IDR	2,943,125	USD	177	01/23/2026	322
Goldman Sachs Bank USA	USD	1,528	AUD	2,338	01/28/2026	4,689
Goldman Sachs Bank USA	USD	1,139	NZD	2,005	01/28/2026	14,767
Goldman Sachs Bank USA	USD	1,940	INR	172,999	02/10/2026	(11,538)
Goldman Sachs Bank USA	MYR	2,764	USD	668	02/12/2026	(2,401)
Goldman Sachs Bank USA	USD	656	MYR	2,705	02/12/2026	287
HSBC Bank USA	USD	418	COP	1,598,242	01/09/2026	5,642
HSBC Bank USA	USD	433	COP	1,631,683	01/09/2026	(558)
HSBC Bank USA	JPY	222,913	USD	1,457	01/23/2026	22,314
HSBC Bank USA	AUD	986	USD	639	01/28/2026	(7,337)
HSBC Bank USA	USD	2,120	NZD	3,765	01/28/2026	46,238
JPMorgan Chase Bank	BRL	1,136	USD	210	12/02/2025	(2,881)
JPMorgan Chase Bank	USD	213	BRL	1,136	12/02/2025	(162)
JPMorgan Chase Bank	GBP	1,847	USD	2,464	12/05/2025	18,782
JPMorgan Chase Bank	GBP	2,916	USD	3,840	12/05/2025	(19,836)
JPMorgan Chase Bank	USD	561	GBP	418	12/05/2025	(7,645)
JPMorgan Chase Bank	KRW	1,521,867	USD	1,041	01/09/2026	2,266
JPMorgan Chase Bank	JPY	343,956	USD	2,208	01/23/2026	(5,557)
JPMorgan Chase Bank	USD	776	JPY	117,617	01/23/2026	(19,145)
JPMorgan Chase Bank	INR	14,247	USD	159	02/10/2026	(111)
Morgan Stanley Capital Services, Inc.	BRL	10,676	USD	2,002	12/02/2025	1,519
Morgan Stanley Capital Services, Inc.	BRL	11,762	USD	2,181	12/02/2025	(22,857)
Morgan Stanley Capital Services, Inc.	USD	1,985	BRL	10,676	12/02/2025	15,172
Morgan Stanley Capital Services, Inc.	USD	2,205	BRL	11,762	12/02/2025	(1,673)
Morgan Stanley Capital Services, Inc.	EUR	10,175	USD	11,996	12/03/2025	189,236
Morgan Stanley Capital Services, Inc.	USD	1,032	GBP	787	12/05/2025	9,796
Morgan Stanley Capital Services, Inc.	USD	2,165	BRL	11,762	01/05/2026	22,528
Morgan Stanley Capital Services, Inc.	USD	1,829	PEN	6,188	01/09/2026	9,954
Morgan Stanley Capital Services, Inc.	CNH	17,735	USD	2,499	01/16/2026	(17,172)
Morgan Stanley Capital Services, Inc.	PHP	85,800	USD	1,467	01/16/2026	5,469
Morgan Stanley Capital Services, Inc.	USD	322	IDR	5,364,464	01/23/2026	129
Morgan Stanley Capital Services, Inc.	USD	4,945	NZD	8,674	01/28/2026	44,872
Morgan Stanley Capital Services, Inc.	EUR	23,894	USD	27,732	01/29/2026	(78,168)
Morgan Stanley Capital Services, Inc.	USD	5,156	EUR	4,442	01/29/2026	14,532
Morgan Stanley Capital Services, Inc.	CAD	7,347	USD	5,265	02/05/2026	(9,811)
Morgan Stanley Capital Services, Inc.	MYR	10,930	USD	2,638	02/12/2026	(14,533)
Morgan Stanley Capital Services, Inc.	USD	709	MYR	2,912	02/12/2026	(1,978)
Morgan Stanley Capital Services, Inc.	NOK	24,868	USD	2,458	02/13/2026	946
Morgan Stanley Capital Services, Inc.	USD	4,270	NOK	43,200	02/13/2026	(1,643)
NatWest Markets PLC	THB	22,369	USD	693	01/15/2026	(4,425)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	1,614	USD	2,186	12/05/2025	$50,331
State Street Bank & Trust Co.	USD	1,160	GBP	884	12/05/2025	9,653
State Street Bank & Trust Co.	USD	461	GBP	342	12/05/2025	(8,556)
State Street Bank & Trust Co.	SGD	1,018	USD	803	12/18/2025	16,507
State Street Bank & Trust Co.	USD	100	SGD	129	12/18/2025	52
State Street Bank & Trust Co.	USD	95	SGD	122	12/18/2025	(96)
State Street Bank & Trust Co.	USD	374	ZAR	6,466	12/19/2025	3,267
State Street Bank & Trust Co.	USD	439	ZAR	7,527	12/19/2025	(158)
State Street Bank & Trust Co.	ILS	776	USD	235	12/22/2025	(3,417)
State Street Bank & Trust Co.	MXN	25,675	USD	1,392	12/22/2025	(8,506)
State Street Bank & Trust Co.	USD	88	ILS	288	12/22/2025	443
State Street Bank & Trust Co.	USD	411	MXN	7,588	12/22/2025	3,251
State Street Bank & Trust Co.	THB	117,438	USD	3,629	01/15/2026	(30,771)
State Street Bank & Trust Co.	USD	1,186	THB	38,132	01/15/2026	2,663
State Street Bank & Trust Co.	USD	1,508	CNH	10,682	01/16/2026	7,443
State Street Bank & Trust Co.	USD	276	CNH	1,947	01/16/2026	(60)
State Street Bank & Trust Co.	CZK	13,758	USD	663	01/22/2026	1,629
State Street Bank & Trust Co.	PLN	3,387	USD	929	01/22/2026	1,327
State Street Bank & Trust Co.	USD	659	CZK	13,758	01/22/2026	1,908
State Street Bank & Trust Co.	USD	714	CZK	14,849	01/22/2026	(670)
State Street Bank & Trust Co.	JPY	344,719	USD	2,276	01/23/2026	57,515
State Street Bank & Trust Co.	JPY	22,006	USD	141	01/23/2026	(247)
State Street Bank & Trust Co.	USD	684	JPY	103,346	01/23/2026	(19,084)
State Street Bank & Trust Co.	AUD	538	USD	350	01/28/2026	(2,797)
State Street Bank & Trust Co.	USD	1,066	AUD	1,638	01/28/2026	7,133
State Street Bank & Trust Co.	EUR	88	USD	102	01/29/2026	(47)
State Street Bank & Trust Co.	USD	369	CHF	295	01/29/2026	392
State Street Bank & Trust Co.	USD	479	EUR	414	01/29/2026	2,826
State Street Bank & Trust Co.	CAD	515	USD	370	02/05/2026	(329)
State Street Bank & Trust Co.	USD	490	CAD	684	02/05/2026	914
State Street Bank & Trust Co.	USD	55	CAD	76	02/05/2026	(8)
State Street Bank & Trust Co.	USD	117	SEK	1,100	02/13/2026	302
UBS	GBP	986	USD	1,298	12/05/2025	(7,760)
UBS	MXN	60,276	USD	3,261	12/22/2025	(25,683)
UBS	PEN	2,272	USD	672	01/09/2026	(3,059)
UBS	USD	541	COP	2,062,600	01/09/2026	5,356
UBS	PLN	8,813	USD	2,415	01/22/2026	1,320

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	AUD	3,324	USD	2,148	01/28/2026	$(30,839)
UBS	CAD	7,293	USD	5,227	02/05/2026	(8,203)
UBS	USD	3,789	CAD	5,286	02/05/2026	5,946
UBS	USD	7,918	SEK	74,596	02/13/2026	15,984

						$2,575,833

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.23%	USD	7,900	$664,535	$584,550	$79,985

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SEK	1,570	03/17/2035	3 Month STIBOR	2.943%	Quarterly/ Annual	$4,292	$—	$4,292
NZD	1,904	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	27,491	—	27,491
NZD	966	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	14,060	—	14,060
SEK	1,559	03/26/2035	3 Month STIBOR	2.989%	Quarterly/ Annual	4,919	46	4,873
NZD	1,036	04/22/2035	4.050%	3 Month BKBM	Semi-Annual /Quarterly	(9,381)	(16,670)	7,289
NZD	416	04/22/2035	3 Month BKBM	4.050%	Quarterly/ Semi-Annual	3,769	—	3,769
NOK	2,474	06/10/2035	4.058%	6 Month NIBOR	Annual/ Semi-Annual	270	—	270
SEK	1,418	06/19/2035	3 Month STIBOR	2.627%	Quarterly/ Annual	(1,578)	—	(1,578)
SEK	1,220	07/01/2035	3 Month STIBOR	2.522%	Quarterly/ Annual	(2,565)	—	(2,565)
NZD	613	07/11/2035	3 Month BKBM	4.090%	Quarterly/ Semi-Annual	10,173	—	10,173
NZD	378	07/18/2035	3 Month BKBM	4.134%	Quarterly/ Semi-Annual	6,985	—	6,985
NZD	459	07/22/2035	3 Month BKBM	4.103%	Quarterly/ Semi-Annual	7,728	—	7,728
NZD	480	07/25/2035	3 Month BKBM	4.060%	Quarterly/ Semi-Annual	7,030	269	6,761
CHF	164	07/29/2035	1 Day SARON	0.558%	Annual	2,130	—	2,130
SEK	1,765	08/15/2035	3 Month STIBOR	2.628%	Quarterly/ Annual	(2,207)	—	(2,207)
SEK	3,990	08/21/2035	3 Month STIBOR	2.652%	Quarterly/ Annual	(4,208)	255	(4,463)
SEK	3,880	08/29/2035	3 Month STIBOR	2.693%	Quarterly/ Annual	(2,682)	—	(2,682)
SEK	1,214	09/04/2035	3 Month STIBOR	2.702%	Quarterly/ Annual	(1,460)	—	(1,460)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SEK	1,774	09/08/2035	3 Month STIBOR	2.654%	Quarterly/ Annual	$(2,973)	$—	$(2,973)
SEK	2,076	09/16/2035	3 Month STIBOR	2.621%	Quarterly/ Annual	(4,185)	107	(4,292)
NOK	3,211	09/26/2035	4.042%	6 Month NIBOR	Annual/ Semi-Annual	(282)	—	(282)
NOK	1,423	09/30/2035	4.089%	6 Month NIBOR	Annual/ Semi-Annual	(675)	89	(764)
NOK	2,788	10/01/2035	4.097%	6 Month NIBOR	Annual/ Semi-Annual	(1,507)	95	(1,602)

						$55,144	$(15,809)	$70,953

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Citibank NA
Bloomberg Commodity Index	0.09%	Maturity	USD	4,442		12/15/2025	$184,626
Goldman Sachs International
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	83		07/15/2027	6,739
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	29		07/15/2027	2,423
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	6		07/15/2027	550
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	5		07/15/2027	502
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	10		07/15/2027	489
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	11		07/15/2027	471
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	5		07/15/2027	393
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	8		07/15/2027	353
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2027	307
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2027	267
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	6		07/15/2027	248
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2027	241
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2027	238
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2027	199
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	10		07/15/2027	137
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2027	122
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	4		07/15/2027	87
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	4		07/15/2027	62
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	2		07/15/2027	31
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2027	16
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2027	13

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2027	$7
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2027	3
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	1		07/15/2027	(26)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2027	(90)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	2		07/15/2027	(184)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	3		07/15/2027	(234)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	5		07/15/2027	(445)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	6		07/15/2027	(484)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	11		07/15/2027	(511)
Bakkavor Group PLC	SONIA plus 0.40%	Maturity	GBP	7		07/15/2027	(725)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	53		07/15/2027	1,101
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	87		07/15/2027	973
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	30		07/15/2027	568
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2027	321
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	20		07/15/2027	266
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	12		07/15/2027	143
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	8		07/15/2027	123
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2027	88
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	14		07/15/2027	74
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	0	***	07/15/2027	0
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	9		07/15/2027	(3)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	12		07/15/2027	(3)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	7		07/15/2027	(7)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	24		07/15/2027	(12)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	3		07/15/2027	(19)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	67		07/15/2027	(33)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	9		07/15/2027	(43)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	22		07/15/2027	(157)
Grupo Catalana Occidente SA	ESTR plus 0.40%	Maturity	EUR	89		07/15/2027	(188)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	82		07/15/2027	472
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	33		07/15/2027	244
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	33		07/15/2027	239
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	33		07/15/2027	178
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2027	168

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2027	$136
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	14		07/15/2027	103
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	13		07/15/2027	90
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2027	83
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	10		07/15/2027	80
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	7		07/15/2027	67
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2027	4
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	33		07/15/2027	(36)
Morgan Stanley Capital Services LLC
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	244		10/20/2026	30,687
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	107		10/20/2026	14,095
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	89		10/20/2026	9,319
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	89		10/20/2026	8,728
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	60		10/20/2026	6,107
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	60		10/20/2026	5,539
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	60		10/20/2026	5,198
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	26		10/20/2026	3,029
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	21		10/20/2026	2,590
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	18		10/20/2026	2,498
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	16		10/20/2026	2,099
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	15		10/20/2026	2,010
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	13		10/20/2026	1,467
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	13		10/20/2026	1,361
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	2		10/20/2026	296
Alphawave IP Group PLC	FedFundEffective plus 0.35%	Maturity	USD	2		10/20/2026	177
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	77

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	17		10/20/2026	$75
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	74
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	51
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	13		10/20/2026	50
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	12		10/20/2026	42
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	32		10/20/2026	39
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	24		10/20/2026	36
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	7		10/20/2026	31
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	10		10/20/2026	31
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	6		10/20/2026	20
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	8		10/20/2026	18
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	23		10/20/2026	16
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	7		10/20/2026	15
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	13
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	11		10/20/2026	13
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	5		10/20/2026	11
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	5		10/20/2026	10
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	4		10/20/2026	10
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	3		10/20/2026	9
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	21		10/20/2026	7
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	4		10/20/2026	7
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	3		10/20/2026	6
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	2		10/20/2026	5
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	2		10/20/2026	3
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	3
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	2
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	1
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	1
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2026	1
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2026	0
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2026	0
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	4		10/20/2026	(1)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	2		10/20/2026	(1)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	8		10/20/2026	(1)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	14	10/20/2026	$(4)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	16	10/20/2026	(9)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	9	10/20/2026	(9)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25	10/20/2026	(18)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	28	10/20/2026	(28)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	49	10/20/2026	(33)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	55	10/20/2026	(36)
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	555,900	12/11/2025	81,802
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	138,975	12/11/2025	14,328
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	555,900	12/11/2025	(6,338)
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	277,950	12/11/2025	(10,152)
Swiss Market Index Futures	0.00%	Maturity	CHF	771	12/19/2025	16,662
Swiss Market Index Futures	0.00%	Maturity	CHF	386	12/19/2025	13,635
Swiss Market Index Futures	0.00%	Maturity	CHF	386	12/19/2025	10,592
Swiss Market Index Futures	0.00%	Maturity	CHF	386	12/19/2025	9,064
Swiss Market Index Futures	0.00%	Maturity	CHF	514	12/19/2025	8,996
Swiss Market Index Futures	0.00%	Maturity	CHF	386	12/19/2025	3,239
Swiss Market Index Futures	0.00%	Maturity	CHF	514	12/19/2025	906
Swiss Market Index Futures	0.00%	Maturity	CHF	257	12/19/2025	117
Pay Total Return on Reference Obligation
Bank of America NA
Fifth Third Bancorp	OBFR minus 0.30%	Maturity	USD	138	05/20/2027	1,538
Fifth Third Bancorp	OBFR minus 0.30%	Maturity	USD	184	05/20/2027	1,046
Huntington Bancshares, Inc./OH	OBFR minus 0.30%	Maturity	USD	27	05/20/2027	(235)
Omnicom Group, Inc.	OBFR minus 0.30%	Maturity	USD	416	05/20/2027	36,116
Omnicom Group, Inc.	OBFR minus 0.30%	Maturity	USD	3	05/20/2027	94
Goldman Sachs International
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	20	07/15/2027	7,045
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	14	07/15/2027	4,637
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	3,999
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	3,790

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10		07/15/2027	$3,518
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10		07/15/2027	3,304
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10		07/15/2027	3,215
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	15		07/15/2027	2,915
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	6		07/15/2027	2,543
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7		07/15/2027	2,288
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7		07/15/2027	2,280
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7		07/15/2027	2,182
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5		07/15/2027	1,567
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	1,086
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	926
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	888
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	788
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	671
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	540
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	495
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	277
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	208
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	144
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	15		07/15/2027	113
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	77
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	65

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	$62
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	10
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	5
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	3
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(1)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	4		07/15/2027	943
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	4		07/15/2027	683
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	7		07/15/2027	638
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	3		07/15/2027	614
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2027	346
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	7		07/15/2027	306
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	1		07/15/2027	241
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	6		07/15/2027	158
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	7		07/15/2027	130
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2027	126
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	5		07/15/2027	98
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	4		07/15/2027	69
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2027	50
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	3		07/15/2027	45
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	1		07/15/2027	44
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	3		07/15/2027	36
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2027	5

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	1		07/15/2027	$1
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2027	0
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2027	(2)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2027	(7)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2027	(8)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2027	(83)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2027	(97)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2027	(100)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	3		07/15/2027	(117)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	2		07/15/2027	(142)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	3		07/15/2027	(253)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	4		07/15/2027	(275)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	19		07/15/2027	(606)
Greencore Group PLC	SONIA minus 0.35%	Maturity	GBP	52		07/15/2027	(1,720)
HNI Corp.	SOFR minus 0.30%	Maturity	USD	52		07/15/2027	7,241
HNI Corp.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	99
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	72		07/15/2027	26,372
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	43		07/15/2027	16,020
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	76		07/15/2027	14,905
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	43		07/15/2027	12,694
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	43		07/15/2027	12,355
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	68		07/15/2027	12,209

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	58	07/15/2027	$10,610
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	52	07/15/2027	9,650
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	26	07/15/2027	9,029
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	35	07/15/2027	8,878
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	45	07/15/2027	8,393
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	34	07/15/2027	7,942
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	25	07/15/2027	7,142
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	26	07/15/2027	5,468
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	36	07/15/2027	5,446
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	14	07/15/2027	3,363
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	14	07/15/2027	3,346
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	11	07/15/2027	3,070
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	12	07/15/2027	1,901
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	7	07/15/2027	1,760
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	16	07/15/2027	1,661
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	16	07/15/2027	1,596
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	16	07/15/2027	1,584
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	7	07/15/2027	1,505
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	19	07/15/2027	1,432
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	5	07/15/2027	1,413
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	16	07/15/2027	1,388
Omnicom Group, Inc.	SOFR minus 0.30%	Maturity	USD	16	07/15/2027	1,363

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	16		07/15/2027	$1,337
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	16		07/15/2027	1,290
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	3		07/15/2027	640
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	1		07/15/2027	284
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2027	34
Palo Alto Networks, Inc.	SOFR minus 0.30%	Maturity	USD	84		07/15/2027	(1,853)
Palo Alto Networks, Inc.	SOFR minus 0.30%	Maturity	USD	84		07/15/2027	(2,014)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(49)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	58		07/15/2027	(392)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	46		07/15/2027	(603)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	48		07/15/2027	(793)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	77		07/15/2027	(1,124)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	40		07/15/2027	(1,179)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	40		07/15/2027	(1,463)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	38		07/15/2027	(1,642)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	45		07/15/2027	(2,332)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	54		07/15/2027	(2,926)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	116		07/15/2027	(3,255)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	118		07/15/2027	(3,330)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	215		07/15/2027	(6,607)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	202		07/15/2027	(12,032)
JPMorgan Chase Bank NA
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	33		08/12/2026	3,263

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	21		08/12/2026	$2,243
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	36		08/12/2026	2,001
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	14		08/12/2026	1,470
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	20		08/12/2026	1,364
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	17		08/12/2026	891
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	0	***	08/12/2026	12
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	0	***	08/12/2026	4
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	0	***	08/12/2026	3
Gildan Activewear, Inc.	OBFR minus 0.35%	Maturity	USD	70		08/12/2026	(1,345)
Morgan Stanley Capital Services LLC
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2026	(42)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2026	(77)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2026	(105)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	24		10/20/2026	(342)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	43		10/20/2026	(1,752)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	62		10/20/2026	(3,127)
Black Hills Corp.	FedFundEffective minus 0.35%	Maturity	USD	72		10/20/2026	(3,512)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2026	(43)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2026	(359)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	6		10/20/2026	(794)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	49	10/20/2026	$(6,558)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	37	10/20/2026	(6,615)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	40	10/20/2026	(6,904)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	47	10/20/2026	(7,120)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	147	10/20/2026	(18,135)
Coeur Mining, Inc.	FedFundEffective minus 0.35%	Maturity	USD	239	10/20/2026	(42,785)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,117	12/17/2025	(19)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,755	12/17/2025	(269)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,276	12/17/2025	(3,837)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	957	12/17/2025	(5,501)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	798	12/17/2025	(9,697)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,117	12/17/2025	(10,550)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,276	12/17/2025	(12,204)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,595	12/17/2025	(15,749)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,755	12/17/2025	(19,755)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,755	12/17/2025	(20,374)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	37	10/20/2026	(1,431)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	69	10/20/2026	(3,555)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	123	10/20/2026	(4,531)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	107	10/20/2026	(5,690)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	99	10/20/2026	(5,828)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	145	10/20/2026	(7,554)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	263	10/20/2026	$(13,262)
Kimberly-Clark Corp.	FedFundEffective minus 0.35%	Maturity	USD	480	10/20/2026	(24,677)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	93	10/20/2026	(509)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	56	10/20/2026	(747)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	111	10/20/2026	(1,599)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	43	10/20/2026	(3,173)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	83	10/20/2026	(5,012)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	75	10/20/2026	(6,486)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	339	10/20/2026	(10,440)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	173	10/20/2026	(12,013)
Palo Alto Networks, Inc.	FedFundEffective minus 0.35%	Maturity	USD	172	10/20/2026	(12,077)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	175	10/20/2026	1,750
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	97	10/20/2026	1,471
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	13	10/20/2026	380
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	14	10/20/2026	180
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	48	10/20/2026	32
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	1	10/20/2026	(62)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	10		10/20/2026	$(429)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	21		10/20/2026	(1,005)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	16		10/20/2026	(1,055)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	37		10/20/2026	(1,554)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	37		10/20/2026	(2,218)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	47		10/20/2026	(3,017)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	67		10/20/2026	(3,321)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	66		10/20/2026	(3,371)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	55		10/20/2026	(3,447)
QUALCOMM, Inc.	FedFundEffective minus 0.35%	Maturity	USD	149		10/20/2026	(8,446)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2026	(2)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2026	(7)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	2		10/20/2026	(8)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2026	(10)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	0	***	10/20/2026	(20)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	1		10/20/2026	(45)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	7		10/20/2026	(50)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	1	10/20/2026	$(72)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	2	10/20/2026	(112)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	2	10/20/2026	(214)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	4	10/20/2026	(349)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	6	10/20/2026	(604)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	6	10/20/2026	(642)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	14	10/20/2026	(1,075)
Ryerson Holding Corp.	FedFundEffective minus 0.35%	Maturity	USD	10	10/20/2026	(1,126)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	82	10/20/2026	1,822
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	67	10/20/2026	1,023
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	16	10/20/2026	431
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	15	10/20/2026	77
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	2	10/20/2026	37
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	8	10/20/2026	(112)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	25	10/20/2026	(200)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	32	10/20/2026	(235)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	15	10/20/2026	(351)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	7	10/20/2026	$(424)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	45	10/20/2026	(439)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	168	10/20/2026	(471)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	51	10/20/2026	(711)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	78	10/20/2026	(730)
Terex Corp.	FedFundEffective minus 0.35%	Maturity	USD	73	10/20/2026	(765)
UBS AG
Axcelis Technologies, Inc.	OBFR minus 0.25%	Maturity	USD	57	08/22/2029	6,656
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	238
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	136
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	11	08/22/2029	91
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	72
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	50
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	1	08/22/2029	(8)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	1	08/22/2029	(63)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	2	08/22/2029	(67)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	(198)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(201)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	(289)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	14	08/22/2029	(597)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	31	08/22/2029	(1,711)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	45	08/22/2029	$(3,296)
BioCryst Pharmaceuticals, Inc.	OBFR minus 0.25%	Maturity	USD	45	08/22/2029	(5,287)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	(1,164)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	(1,525)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	86	08/22/2029	(2,165)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	21	08/22/2029	(2,268)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	23	08/22/2029	(3,123)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	40	08/22/2029	(3,837)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	75	08/22/2029	(3,967)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	42	08/22/2029	(4,371)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	46	08/22/2029	(5,078)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	52	08/22/2029	(5,272)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	42	08/22/2029	(5,700)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	52	08/22/2029	(5,746)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	53	08/22/2029	(5,943)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	73	08/22/2029	(7,876)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	77	08/22/2029	(9,634)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	209	08/22/2029	(10,923)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	1	08/22/2029	(252)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	(1,087)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	(1,777)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	21	08/22/2029	(2,507)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	20	08/22/2029	$(3,084)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	15	08/22/2029	(3,649)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	14	08/22/2029	(3,649)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	16	08/22/2029	(4,488)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	19	08/22/2029	(5,686)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	21	08/22/2029	(5,748)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	40	08/22/2029	(11,527)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	54	08/22/2029	(12,293)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	53	08/22/2029	(12,464)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	90	08/22/2029	(16,750)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	106	08/22/2029	(23,524)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	93	08/22/2029	(26,522)
Compass, Inc.	OBFR minus 0.25%	Maturity	USD	332	08/22/2029	(78,637)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	130	08/22/2029	1,545
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	125	08/22/2029	1,333
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	29	08/22/2029	110
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	70	08/22/2029	(653)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	22	08/22/2029	(1,040)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	49	08/22/2029	(1,334)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	74	08/22/2029	(1,538)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	37	08/22/2029	(1,612)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	65	08/22/2029	(1,712)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	48	08/22/2029	$(2,182)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	140	08/22/2029	(2,947)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	95	08/22/2029	(3,939)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	90	08/22/2029	(5,027)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	155	08/22/2029	(6,478)
Fifth Third Bancorp	OBFR minus 0.25%	Maturity	USD	122	08/22/2029	(7,026)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	75	08/22/2029	5,850
HNI Corp.	OBFR minus 0.25%	Maturity	USD	34	08/22/2029	4,671
HNI Corp.	OBFR minus 0.25%	Maturity	USD	34	08/22/2029	3,703
HNI Corp.	OBFR minus 0.25%	Maturity	USD	27	08/22/2029	3,382
HNI Corp.	OBFR minus 0.25%	Maturity	USD	37	08/22/2029	2,978
HNI Corp.	OBFR minus 0.25%	Maturity	USD	20	08/22/2029	2,844
HNI Corp.	OBFR minus 0.25%	Maturity	USD	26	08/22/2029	1,939
HNI Corp.	OBFR minus 0.25%	Maturity	USD	34	08/22/2029	1,396
HNI Corp.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	1,012
HNI Corp.	OBFR minus 0.25%	Maturity	USD	11	08/22/2029	962
HNI Corp.	OBFR minus 0.25%	Maturity	USD	15	08/22/2029	934
HNI Corp.	OBFR minus 0.25%	Maturity	USD	16	08/22/2029	833
HNI Corp.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	512
HNI Corp.	OBFR minus 0.25%	Maturity	USD	6	08/22/2029	377
HNI Corp.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	319
HNI Corp.	OBFR minus 0.25%	Maturity	USD	3	08/22/2029	231

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
HNI Corp.	OBFR minus 0.25%	Maturity	USD	0	***	08/22/2029	$43
HNI Corp.	OBFR minus 0.25%	Maturity	USD	0	***	08/22/2029	32
HNI Corp.	OBFR minus 0.25%	Maturity	USD	0	***	08/22/2029	29
HNI Corp.	OBFR minus 0.25%	Maturity	USD	1		08/22/2029	(11)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	0	***	08/22/2029	(17)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	41		08/22/2029	(1,012)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	36		08/22/2029	(2,006)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	50		08/22/2029	(2,824)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	66		08/22/2029	(3,524)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	76		08/22/2029	(3,658)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	73		08/22/2029	(4,186)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	89		08/22/2029	(5,314)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	87		08/22/2029	(5,336)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	88		08/22/2029	(6,353)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	183		08/22/2029	(8,978)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	268		08/22/2029	(11,059)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	258		08/22/2029	(14,686)
Huntington Bancshares, Inc./OH	OBFR minus 0.25%	Maturity	USD	221		08/22/2029	(15,964)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	54		08/22/2029	10,431
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	42		08/22/2029	10,404
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	35		08/22/2029	8,205
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	26		08/22/2029	6,645

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	37	08/22/2029	$6,284
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	26	08/22/2029	6,106
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	22	08/22/2029	4,671
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	23	08/22/2029	3,888
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	17	08/22/2029	3,249
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	15	08/22/2029	2,698
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	1,925
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	1,817
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	1,672
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	6	08/22/2029	1,191
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,056
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	963
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	959
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	934
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	817
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	814
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	749
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	3	08/22/2029	650
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	3	08/22/2029	522
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	14	08/22/2029	133
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	35	08/22/2029	32
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	(18)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	$(69)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	33	08/22/2029	(2,579)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	11	08/22/2029	103
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	(49)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	11	08/22/2029	(169)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	7	08/22/2029	(246)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(299)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	7	08/22/2029	(557)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	11	08/22/2029	(592)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	22	08/22/2029	(1,298)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	23	08/22/2029	(1,608)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	169	08/22/2029	36,885
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	80	08/22/2029	20,812
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	24	08/22/2029	2,331
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	35	08/22/2029	(1,357)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	35	08/22/2029	(1,407)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	49	08/22/2029	(2,763)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	58	08/22/2029	(2,817)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	64	08/22/2029	(3,784)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	2	08/22/2029	225
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	2	08/22/2029	214
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3	08/22/2029	206

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	$202
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	2		08/22/2029	185
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	2		08/22/2029	128
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	115
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	115
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	4		08/22/2029	67
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	66
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	4		08/22/2029	62
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	49
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	4		08/22/2029	35
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	32
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	0	***	08/22/2029	9
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	7
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	4		08/22/2029	5
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	2
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3		08/22/2029	(1)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	1		08/22/2029	(14)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	6		08/22/2029	(15)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	2		08/22/2029	(22)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	7		08/22/2029	(34)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	1		08/22/2029	(35)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	4		08/22/2029	(46)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	$(53)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3	08/22/2029	(54)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3	08/22/2029	(66)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	6	08/22/2029	(79)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	3	08/22/2029	(82)
Towne Bank/Portsmouth VA	OBFR minus 0.25%	Maturity	USD	6	08/22/2029	(97)
Union Pacific Corp.	OBFR minus 0.25%	Maturity	USD	40	08/22/2029	33

						$92,584

***	Notional amount less than 500.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Escrow shares.
(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Represents entire or partial securities out on loan.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2025, the aggregate market value of these securities amounted to $74,466,574 or 17.3% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2025.
(j)	Defaulted matured security.
(k)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of November 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Energy Technology 0.00%	10/26/2020	$87,984	$128,700	0.03%
Exide Technologies 11.00%, 10/31/2024	06/21/2019-10/26/2020	17,967	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,372	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	28,244	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	04/26/2017	15	0	0.00%
(l) Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028	04/11/2019	$361,256	$0	0.00%

(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of November 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,586,030 and gross unrealized depreciation of investments was $(7,458,958), resulting in net unrealized appreciation of $46,127,072.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Rights

EAFE – Europe, Australia, and Far East

ESTR – Euro Short Term Rate

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

JSC – Joint Stock Company

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

Country Breakdown1

November 30, 2025 (unaudited)

41.8%	United States
21.8%	Multinational
4.7%	Japan
4.1%	United Kingdom
2.8%	France
2.3%	Canada
1.6%	Spain
1.3%	Mexico
1.2%	Netherlands
1.2%	Germany
1.2%	Italy
0.9%	Australia
0.6%	Hungary
5.1%	Other
9.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Austria, Belgium, Bermuda, Brazil, Chile, China, Colombia, Denmark, Finland, Hong Kong, Indonesia, Ireland, Israel, Kazakhstan, Malaysia, Norway, Peru, Poland, Portugal, Romania, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Supranational, Sweden, Switzerland, Taiwan and Thailand.

AB All Market Total Return Portfolio

November 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$97,744,284	$29,220,668	$68,636	(a)	$127,033,588
Investment Companies	107,715,855	—	—		107,715,855
Governments - Treasuries	—	60,710,986	—		60,710,986
Corporates - Investment Grade	—	41,179,613	—		41,179,613
Mortgage Pass-Throughs	—	21,557,704	—		21,557,704
Collateralized Mortgage Obligations	—	5,628,010	—		5,628,010
Commercial Mortgage-Backed Securities	—	4,497,835	—		4,497,835
Collateralized Loan Obligations	—	4,109,963	—		4,109,963
Inflation-Linked Securities	—	3,814,259	—		3,814,259
Asset-Backed Securities	—	3,556,193	—		3,556,193
Covered Bonds	—	3,321,949	—		3,321,949
Governments - Sovereign Agencies	—	2,259,382	—		2,259,382
Governments - Sovereign Bonds	—	2,230,492	—		2,230,492
Supranationals	—	1,911,005	—		1,911,005
Local Governments - Regional Bonds	—	870,989	—		870,989
Local Governments - US Municipal Bonds	—	578,578	—		578,578
Quasi-Sovereigns	—	467,997	—		467,997
Emerging Markets - Sovereigns	—	421,986	—		421,986
Local Governments - Provincial Bonds	—	365,228	—		365,228
Corporates - Non-Investment Grade	—	92,436	254,544	(a)	346,980
Preferred Stocks	—	—	128,700		128,700
Rights	—	—	68,124		68,124
Emerging Markets - Treasuries	—	—	0	(a)	—
Emerging Markets - Corporate Bonds	—	—	0	(a)	—
Warrants	—	—	0	(a)	—
Short-Term Investments:
Investment Companies	20,370,784	—	—		20,370,784
Treasury Bills	—	20,802,455	—		20,802,455
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,190,726	—	—		1,190,726

Total Investments in Securities	227,021,649	207,597,728	520,004	(a)	435,139,381

Investments in Securities:	Level 1	Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Futures	$4,131,948	$—	$—		$4,131,948
Forward Currency Exchange Contracts	—	3,569,753	—		3,569,753
Centrally Cleared Credit Default Swaps	—	664,535	—		664,535
Centrally Cleared Interest Rate Swaps	—	88,847	—		88,847
Total Return Swaps	—	955,086	—		955,086
Liabilities:
Futures	(662,366)	—	—		(662,366)
Forward Currency Exchange Contracts	—	(993,920)	—		(993,920)
Centrally Cleared Interest Rate Swaps	—	(33,703)	—		(33,703)
Total Return Swaps	—	(862,502)	—		(862,502)

Total	$230,491,231	$210,985,824	$520,004	(a)	$441,997,059

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2025 is as follows:

Fund	Market Value 08/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,685	$72,490	$68,804	$20,371	$170
AB Government Money Market Portfolio*	502	64,946	64,257	1,191	23
Total	$17,187	$137,436	$133,061	$21,562	$193

*	Investments of cash collateral for securities lending transactions.